LAND USE RIGHTS AND LEASEHOLD LAND - Operating leases prepayments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating leases prepayments
As at January 1		¥ 3,577,012
Additions		103,304	¥ 285,167	¥ 344,099
Acquisition of a subsidiary		1,893,300	188
Disposals			(11,168)
Government grants		(113,949)	(109,564)
Disposal of subsidiaries		(168)	(562)
Amortization		(295,901)	(275,877)	(244,361)
As at December 31	$ 622,543	4,280,291	3,577,012
Land use rights and leasehold land
Operating leases prepayments
As at January 1		3,577,012	3,198,047
Additions		2,838	59,215
Acquisition of a subsidiary		460,638	31,833
Transfer from property, plant and equipment (note 6)		382,242	396,398
Disposals			(6,712)
Government grants		(34,174)
Disposal of subsidiaries		(728)	(3,294)
Transfer to investment properties			(6,896)
Amortization		(107,537)	(91,579)
As at December 31		¥ 4,280,291	¥ 3,577,012	¥ 3,198,047